CONVERTIBLE PROMISSORY NOTES (Strategic Convertible Note)(Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Interest expense	$ 1,270	$ 247	$ 189	$ 2,833	$ 487	$ 1,068	$ 1,257	$ 4,090
Amortization of debt discount				77				77
Convertible Promissory Notes [Member] | Strategic Edge Limited Liability Company [Member]
Debt Instrument [Line Items]
Convertible note issued, amount	145,000			145,000				145,000
Consulting services payable restructured to convertible note	145,000			145,000				145,000
Convertible note payable, interest rate	4.00%			4.00%				4.00%
Convertible note, conversion price per share	$ 0.10			$ 0.10				$ 0.10
Convertible note, interest rate in event of default				10.00%
Note issued amount, allocated to convertible note	86,569			86,569				86,569
Convertible note, beneficial conversion feature				58,431
Note discount amortization period				18 months
Interest expense	9
Amortization of debt discount	35
Convertible note, remaining debt discount	116,981			116,981				116,981
Convertible Promissory Notes [Member] | Strategic Edge Limited Liability Company [Member] | Series E Warrants [Member]
Debt Instrument [Line Items]
Number of warrants issued				1,000,000
Exercise price	0.10			0.10				0.10
Estimated fair value warrants	97,869			97,869				97,869
Fair value assumptions, common stock market price	$ 0.10			$ 0.10				$ 0.10
Expected volatility				216.50%
Risk-free interest rate				0.72%
Fair value assumptions, expected dividend rate				0.00%
Expected term (in years)				4.5
Note issued amount, allocated to warrant	$ 58,431			$ 58,431				$ 58,431